Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2021 AUD ($)	May 31, 2021 AUD ($)	Mar. 31, 2021 AUD ($)	Jun. 30, 2022 AUD ($) Tonnes	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net loss				$ 71,441,024	$ 18,076,077
Net operating cash outflows				40,353,292	8,172,064	$ 5,593,517
Cash balance				207,083,935	136,663,976	$ 38,807,662	$ 6,054,664
Net current assets				$ 223,906,897	$ 138,671,009
Number of tonnes production capacity per year | Tonnes				40,000
Brand Name
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life				10 years
Technology
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life				5 years
Software
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life				3 years
Phillips 66 Company
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Proceeds from issue of ordinary shares	$ 208,000,000	$ 131,000,000	$ 131,000,000